FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	9 Months Ended
Sep. 30, 2013
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
The following table presents information about the Company securities based on quoted market prices for identical assets and liabilities for September 30, 2013 and indicates the fair value hierarchy of the valuation techniques utilized to determine such fair value.

	Net Carrying Value as of September 30,	Fair Value Measured and Recorded Using			Operational Gain (losses) recognized in	Financial Gain (losses) recognized in
(in thousands)	2013	Level 1	Level 2	Level 3	earnings	earnings	Total
Assets
Cash and cash equivalent	7,807	7,807	-	-	-	-	-
Marketable securities	1,473	1,473	-	-	-	-	-
Liabilities
Acquisition liability contingent consideration (a)	46,582	-	-	46,582	(22,794)	-	(22,794)
Acquisition liability note (b)	10,260	-	-	10,260	(4,548)	-	(4,548)
Acquisition liability warrant consideration (c)	7,457	-	-	7,457	(5,300)	-	(5,300)
Royalty Agreement (d)	4,629			4,629	(2,028)	-	(2,028)

The fair value of the financial instruments in connection with the acquisition of Éclat (see note 6 Long-Term Debt) are estimated as follows:

(a) Acquisition liability contingent consideration: the fair value is estimated using a discounted cash flow model based on probability adjusted projected annual gross profit of each of the products which formed the project portfolio at the time of acquisition of Éclat Pharmaceuticals (Note 6 Long Term Debt).

The fair value of the contingent consideration will change over time in accordance with the changes in market conditions and thus business plan projections as the relate to market size, market share, product pricing, competitive landscape, gross profit margins expected for each of the products.

(b) Acquisition liability Note: the Company uses a probability-weighted discounted cash flow model (see note 6 Long Term Debt).

(c) Acquisition liability warrant consideration: the Company uses a Black-Scholes option pricing model. The fair value of the warrant consideration will change over time depending on the volatility and share price at balance sheet date (see note 6 Long Term Debt).

(d) Royalty Agreement: the fair value is estimated using a discounted cash flow model based on probability adjusted projected annual net sales of each of the products which may be approved and sold by Éclat Pharmaceuticals (Note 6 Long Term Debt). The discount rate is 20%.

Schedule Of Remeasurement Of Acquired Liabilities [Table Text Block]
The following tables provide a reconciliation of fair value for which the Company used Level 3 inputs:

Acquisition
Liabilities
Liability recorded upon acquisition	$(50,927)
Operational gain (loss) recognized in earnings for fiscal year 2012	$18,993
Net carrying value at January 1, 2013	$(31,934)
Operational gain (loss) recognized in earnings for nine months to September 30, 2013	$(32,642)
Payment Hycet (reimbursment)	$276
Net carrying value at September 30, 2013	$(64,300)

Royalty
Agreement
Liability recorded upon execution of Agreeement	$(2,600)
interest expense recognized in earnings for nine months to September 30, 2013	$(2,028)
Net carrying value at September 30, 2013	$(4,629)